CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
E-commerce	$ 419,023,733	$ 420,552,177	$ 326,679,871
Online advertising	117,948,842	134,229,255	155,049,818
Listing	22,538,535	21,022,504	14,293,184
Total revenues	559,511,110	575,803,936	496,022,873
Cost of revenues	(57,491,395)	(60,313,726)	(51,129,730)
Selling, general and administrative expenses	(521,797,022)	(475,445,516)	(366,341,900)
Other operating income	4,586,746	3,567,965	2,525,496
Income (loss) from operations	(15,190,561)	43,612,659	81,076,739
Interest income	1,312,533	1,167,005	1,316,203
Other income, net	619,750	290,039	35,799
Gain (loss) on disposal of investment or subsidiaries	(185,777)	271,501
Income (loss) before taxes and equity in affiliates	(13,444,055)	45,341,204	82,428,741
Income tax benefit (expense)	2,067,739	(10,307,322)	(15,545,964)
Income (loss) before equity in affiliates	(11,376,316)	35,033,882	66,882,777
Loss from equity in affiliates	(224,752)	(227,977)	(223,389)
Net income (loss)	(11,601,068)	34,805,905	66,659,388
Less: Net income (loss) attributable to non-controlling interest	(1,812,229)	(524,184)	138,494
Net income (loss) attributable to Leju shareholders	$ (9,788,839)	$ 35,330,089	$ 66,520,894
Earnings (loss) per share:
Basic (in dollars per share)	$ (0.07)	$ 0.26	$ 0.51
Diluted (in dollars per share)	$ (0.07)	$ 0.26	$ 0.50
Shares used in computation:
Basic (in shares)	135,220,210	134,528,971	129,320,666
Diluted (in shares)	135,220,210	136,223,974	132,502,100